COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2024
COMMITMENTS AND CONTINGENCIES
SCHEDULE OF FUTURE MINIMUM ANNUAL LEASE PAYMENTS FOR OPERATING LEASES

As of December 31, 2024, the future minimum annual lease payments under the operating leases were as follows (in thousands):

Total Minimum
Lease Payments
2025	$429
Total operating lease payments	429
Less: Amount representing interest	(12)
Present value of net minimum lease payments	$417

SCHEDULE OF COMPONENTS OF OPERATING LEASES

As the Company’s leases do not provide an implicit rate, the Company uses an incremental borrowing rate based on the information available at the lease commencement date. The components of operating leases for the years ended December 31, 2024 and December 31, 2023 were as follows (in thousands except lease term and discount rate):

	December 31,	December 31,
Operating lease liabilities:	2024	2023
Current	417	420
Non-current	—	255
Total lease liabilities	$417	$675
Weighted-average remaining lease term (in years)	0.8	1.5
Weighted-average incremental borrowing rate	6.4%	6.0%

SCHEDULE OF SUPPLEMENTAL CASH FLOW

Supplemental cash flow information related to cash paid for amounts included in the measurement of operating lease liabilities was as follows (in thousands):

	Year ended December 31,
	2024	2023
Cash paid included in operating cash flows	$507	$442

SCHEDULE OF OPERATING LEASE EXPENSE	Rent expense was as follows (in thousands):

	Year ended December 31,
	2024	2023
Operating lease	$458	$464
Short-term lease	165	—
Total rent expense	$623	$464